TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER PAYABLES
Schedule of Trade and Other Payables
	December 31	December 31
Current liabilities	2024	2023
Falling due within the year
Trade	$917	$929
Lease liabilities [1]	176	126
Total	$1,093	$1,055

	December 31	December 31
Non-current liabilities	2024	2023
Lease liabilities [1]	$548	$338
Total	$548	$338

Summary of lease liabilities
	December 31	December 31
Lease liabilities	2024	2023
Beginning balance	$464	$613
Interest expense	65	55
Lease payments	(211)	(208)
Lease recognition	52	16
Modification of lease term	305	-
Foreign currency translation difference	49	(12)
Ending balance	724	464

Current portion	176	126
Non-current portion	548	338
Total	$724	$464

Schedule of Undiscounted Lease Liabilities
Period payable	Total
Less than one year	$248
One to three years	425
Three to five years	189
Later than 5 years	37
Total undiscounted lease liabilities	$899